As filed with the Securities and Exchange Commission on February 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 86.6%
Administrative & Support Services: 1.1%
26,511	Premier, Inc. *	$804,874

Aerospace & Defense: 1.0%
3,208	Northrop Grumman Corp.	746,117

Air Transportation: 2.6%
60,240	Controladora Vuela Compania de Aviacion SAB de CV - ADR*	906,010
17,298	Hawaiian Holdings, Inc. *	985,986
		1,891,996
Apparel Manufacturing: 0.9%
15,391	Michael Kors Holdings Ltd. *	661,505

Auto Components: 1.3%
9,406	Cooper-Standard Holding, Inc. *	972,392

Beverage & Tobacco Products: 1.2%
8,163	PepsiCo, Inc.	854,095

Chemical Manufacturing: 5.2%
11,078	Colgate-Palmolive Co.	724,945
7,201	IDEXX Laboratories, Inc. *	844,461
5,500	The Sherwin-Williams Co.	1,478,070
12,500	Trinseo SA	741,250
		3,788,726
Communications Equipment: 1.3%
14,374	QUALCOMM, Inc.	937,185

Computer & Electronic Products: 7.6%
13,819	Advanced Energy Industries, Inc. *	756,590
21,008	Agilent Technologies, Inc.	957,125
25,657	Applied Materials, Inc.	827,951
45,409	HP, Inc.	673,870
11,906	Masimo Corp. *	802,464
21,512	NetApp, Inc.	758,728
10,257	Texas Instruments, Inc.	748,453
		5,525,181
Construction: 1.0%
457	NVR, Inc. *	762,733

Construction & Engineering Services: 1.0%
10,558	Argan, Inc.	744,867

Consumer Products Manufacturing: 1.0%
6,510	Kimberly-Clark Corp.	742,921

Credit Intermediation: 9.0%
16,391	Ameris Bancorp	714,647
49,669	Bank of America Corp.	1,097,685
13,250	Bank of Novia Scotia	737,760
4,906	Credicorp Ltd.	774,461
7,163	Mastercard, Inc.	739,580
9,523	Meta Financial Group, Inc.	979,917
34,748	OneMain Holdings, Inc. *	769,321
11,091	Royal Bank of Canada	750,971
		6,564,342
Data Processing & Hosting: 2.0%
8,400	Citrix Systems, Inc. *	750,204
15,997	Wix.com Ltd. *	712,666
		1,462,870
Enterprise Software: 1.0%
18,494	Oracle Corp.	711,094

Food Services: 1.0%
4,658	Domino’s Pizza, Inc.	741,740

General Merchandise Stores: 3.3%
17,856	Big Lots, Inc.	896,550
21,367	Wal-Mart Stores, Inc.	1,476,887
		2,373,437
Health Care Supplies: 1.2%
20,181	Baxter International, Inc.	894,825

Insurance: 4.2%
10,320	The Allstate Corp.	764,918
19,850	Assured Guaranty Ltd.	749,735
7,033	Prudential Financial, Inc.	731,854
5,026	UnitedHealth Group, Inc.	804,361
		3,050,868
Internet Information: 1.9%
1,784	Alphabet, Inc. - Class A *	1,413,731

Machinery & Tool Manufacturing: 2.1%
6,241	Stanley Black & Decker, Inc.	715,780
14,688	Toro Co.	821,794
		1,537,574
Merchant Wholesalers: 1.1%
20,127	Cooper Tire & Rubber Co.	781,934

Mining: 1.8%
80,100	Barrick Gold Corp.	1,279,998

Miscellaneous Manufacturing: 0.9%
17,783	Orthofix International NV *	643,389

Oil & Gas: 4.1%
13,912	Apache Corp.	882,995
12,386	Chevron Corp.	1,457,832
15,726	Newfield Exploration Co. *	636,903
		2,977,730
Oil & Gas Extraction: 2.1%
5,722	Cimarex Energy Co.	777,620
10,708	Occidental Petroleum Corp.	762,731
		1,540,351
Personal Products: 0.9%
13,645	Nu Skin Enterprises, Inc.	651,958

Professional, Scientific & Technical Services: 5.2%
6,283	Accenture PLC	735,928
5,033	Amgen, Inc.	735,875
11,685	Insperity, Inc.	829,051
11,515	Itron, Inc. *	723,717
10,360	VeriSign, Inc. *	788,085
		3,812,656
Publishing Industries: 3.1%
6,936	Intuit, Inc.	794,935
13,205	Manhattan Associates, Inc. *	700,261
27,701	Quad/Graphics, Inc.	744,603
		2,239,799
Retail Trade: 1.4%
30,734	Aaron’s, Inc.	983,181

Securities & Financial Services: 5.5%
7,283	Ameriprise Financial, Inc.	807,976
3,985	Goldman Sachs Group, Inc.	954,208
25,271	HomeStreet, Inc. *	798,564
12,838	Intercontinental Exchange, Inc.	724,320
11,158	Nasdaq, Inc.	748,925
		4,033,993
Specialty Trade Contractors: 1.0%
17,147	Installed Building Products, Inc. *	708,171

Telecommunications: 4.4%
112,002	KT Corp. - ADR*	1,578,108
18,927	Nippon Telegraph & Telephone Corp. - ADR	796,259
14,279	T-Mobile US, Inc. *	821,185
		3,195,552
Transportation Equipment Manufacturing: 3.2%
9,095	Curtiss-Wright Corp.	894,584
9,616	HEICO Corp.	741,875
5,406	Lear Corp.	715,592
		2,352,051

Wood Product Manufacturing: 1.0%
40,307	Louisiana Pacific Corp. *	763,011

TOTAL COMMON STOCKS
(Cost $58,693,954)		63,146,847

EXCHANGE-TRADED FUNDS: 11.2%
96,335	iShares 1-3 Year Treasury Bond ETF	8,135,491

TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,120,077)		8,135,491

SHORT-TERM INVESTMENTS: 16.4%
Money Market Funds: 16.4%
11,949,752	Fidelity Institutional Money Market Fund - Government Portfolio, 0.390% **	11,949,752

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,949,752)		11,949,752

TOTAL INVESTMENTS IN SECURITIES: 114.2%
(Cost $78,763,783)		83,232,090
Liabilities in Excess of Other Assets: (14.2)%		(10,341,714)
TOTAL NET ASSETS: 100.0%		$72,890,376

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
*	Non-income producing security.
**	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

	Cost of investments	$169,864,181
	Gross unrealized appreciation	5,410,732
	Gross unrealized depreciation	(942,425)
	Net unrealized appreciation	$4,468,307

+ Because tax adjustments are calculated annually at the end of the CAN SLIM Select Growth Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of Dcember 31, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$63,146,847	$–	$–	$63,146,847
Exchange-Trdaed Funds	8,135,491	–	–	8,135,491
Short-Term Investments	11,949,752	–	–	11,949,752
Total Investments in Securities	$83,232,090	$–	$–	$83,232,090

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended December 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date        2/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date        2/24/17

By (Signature and Title)*        /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date        2/28/17
* Print the name and title of each signing officer under his or her signature.